Earnings per share - Weighted average shares (Details) shares in Millions, Options in Millions	12 Months Ended
	Dec. 31, 2017 Options shares	Dec. 31, 2016 Options shares	Dec. 31, 2015 Options shares
Weighted average number of shares for calculating earnings per share
Basic earnings per share	2,567	2,560	2,553
Shares under option | Options	6	7	9
Number of shares that would have been issued at fair value on assumed option price	(5)	(5)	(6)
Diluted earnings per share	2,568	2,562	2,556